Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments [Abstract]
Significant investments [text block table]

Significant investments as of December 31, 2019[1]

Investment	Principal place of business	Nature of relationship	Ownership percentage
Huarong Rongde Asset Management Company Limited	Beijing, China	Strategic Investment	40.7%
Harvest Fund Management Co., Ltd.	Shanghai, China	Strategic Investment	30.0%

[1]The Group has significant influence over these investees through its holding percentage and representation on the board seats.

Summarised financial information on Huarong Rongde Asset Management Company Ltd [text block table]

Summarized financial information on Huarong Rongde Asset Management Company Limited[1]

in € m.	Dec 31, 2018	Dec 31, 2017
Total net revenues	118	197
Net income	74	157
Other comprehensive income	(55)	(19)
Total comprehensive income[2]	19	138

in € m.	Dec 31, 2018	Dec 31, 2017
Total assets	5,667	7,058
Total liabilities	4,532	5,579
Noncontrolling Interest	417	739
Net assets of the equity method investee	718	740

[1]Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2019 based on December 2018 PRC GAAP audited financials and for December 2018 based on December 2017 PRC GAAP audited financials.

[2]The Group received dividends from Huarong Rongde Asset Management Company Limited of € 7 million during the reporting period 2019 (2018: € 17 million)

Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [text block table]

Reconciliation of total net assets of Huarong Rongde Asset Management Company Limited to the Group’s carrying amount[1]

in € m.	Dec 31, 2018	Dec 31, 2017
Net assets of the equity method investee	718	740
Group's ownership percentage on the investee's equity	40.7%	40.7%
Group's share of net assets	292	301
Goodwill	0	0
Intangible Assets	0	0
Other adjustments	(7)	(17)
Carrying amount[2]	286	284

[1]Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2019 based on December 2018 PRC GAAP audited financials and for December 2018 based on December 2017 PRC GAAP audited financials.

[2]There is no impairment loss in 2018 and 2017

Summarised financial information on Harvest Fund Management Co., LTD [text block table]

Summarized financial information on Harvest Fund Management Co., Ltd.

in € m.	Dec 31, 2019¹	Dec 31, 2018²
Total net revenues	590	564
Net income	144	148
Other comprehensive income	0	4
Total comprehensive income[3]	144	152

in € m.	Dec 31, 2019	Dec 31, 2018
Total assets	1,651	1,319
Total liabilities	863	612
Noncontrolling Interest	19	21
Net assets of the equity method investee	770	685

[1]December 2019 numbers are based on 2019 unaudited financials

[2]December 2018 numbers are based on 2018 audited financials

[3]The Group received dividends from Harvest Fund Management Co., Ltd. of € 21 million during the reporting period 2019 (2018: € 12 million)

Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [text block table]

Reconciliation of total net assets of Harvest Fund Management Co., Ltd.to the Group’s carrying amount

in € m.	Dec 31, 2019¹	Dec 31, 2018²
Net assets of the equity method investee	770	685
Group's ownership percentage on the investee's equity	30%	30%
Group's share of net assets	231	206
Goodwill	17	17
Intangible Assets	14	14
Other adjustments	(1)	(1)
Carrying amount[3]	261	236

[1]December 2019 numbers are based on 2019 unaudited financials

[2]December 2018 numbers are based on 2018 audited financials

[3]There is no impairment loss in 2019 (€ 0 million in 2018)

Information on the Groups Share in Associates and Joint Ventures individually immaterial [text block table]

Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial

in € m.	Dec 31, 2019	Dec 31, 2018
Carrying amount of all associates that are individually immaterial to the Group	383	359
Aggregated amount of the Group's share of profit (loss) from continuing operations	39	30
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	(1)	(8)
Aggregated amount of the Group's share of total comprehensive income	38	22